SCHEDULE OF COST OF SALES (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Mining royalty expenses description	Mining royalty expense includes a 1% royalty on silver revenue payable to the Mexican government and mining royalties payable to the Bolivian government based upon 5% zinc and 6% silver gross sales revenue from Bolivian mining operations.